Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Borrowings [abstract]
Disclosure of Interest-Bearing Loans and Borrowings from Credit Institutions

(EUR thousand)	As of March 31
Interest-bearing loans and borrowings from credit institutions	2025	2024
Long-term financing - Term loan facility	610,000	610,000
Capitalized financing fees - Term loan facility	(23,600)	(23,849)
Gain on terms modification - Term loan facility	(55,936)	—
Other bank loans	2,275	2,716
Total	532,740	588,867
Current portion	759	889
Non-current portion	531,981	587,978
Total	532,740	588,867

Schedule of Borrowings' Interest Conditions

Net Leverage Ratio	Original Term	New Term
> 3.30x	5.00%
≤ 3.30x > 2.80x	4.75%
≤ 2.80x	4.50%
> 2.00x		3.25%
≤ 2.00x		3.00%

Schedule of Security Pledges

(EUR thousand)	As of March 31
Security	2025	2024
Pledge of shares in consolidated companies	19,006	29,243
Pledge of receivables	—	36,775
Pledge of cash and cash equivalents	1,984	2,471